Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income
Gross premiums earned	$ 26,454.9	$ 21,786.8
Premiums ceded to reinsurers	(5,448.8)	(5,228.8)
Net premiums earned	21,006.1	16,558.0
Interest and dividends	961.8	640.8
Share of profit of associates	1,014.7	402.0
Net gains (losses) on investments	(1,733.9)	3,445.1
Gain on sale and consolidation of insurance subsidiaries	1,219.7	264.0
Other revenue	5,581.6	5,158.0
Income	28,050.0	26,467.9
Expenses
Losses on claims, gross	17,509.5	14,200.7
Losses on claims, ceded to reinsurers	(3,657.6)	(3,460.2)
Losses on claims, net	13,851.9	10,740.5
Operating expenses	3,057.5	2,946.1
Commissions, net	3,454.9	2,787.9
Interest expense	452.8	513.9
Other expenses	5,520.9	5,086.9
Expenses	26,338.0	22,075.3
Earnings before income taxes	1,712.0	4,392.6
Provision for income taxes	425.2	726.0
Net earnings (loss)	1,286.8	3,666.6
Attributable to:
Shareholders of Fairfax	1,147.2	3,401.1
Non-controlling interests	139.6	265.5
Net earnings (loss)	$ 1,286.8	$ 3,666.6
Net earnings per share (in dollars per share)	$ 46.62	$ 129.33
Net earnings per diluted share (in dollars per share)	43.49	122.25
Cash dividends paid per share (in dollars per share)	$ 10.00	$ 10.00
Shares outstanding (000) (weighted average) (in shares)	23,637,824	25,953,114